Shareholders' Equity - Fair value of options (Details) - Stock options	12 Months Ended
	Sep. 30, 2022 CAD ($) Y $ / shares	Sep. 30, 2021 CAD ($) Y $ / shares
Stockholder's Equity
Expected life of option	10
Expected dividend yield | $
Minimum
Stockholder's Equity
Share price at grant date | $ / shares	$ 6.20	$ 8.48
Risk-free interest rate	1.78%	0.92%
Expected volatility	54.54%	48.96%
Expected life of option		4.75
Maximum
Stockholder's Equity
Share price at grant date | $ / shares	$ 6.75	$ 9.76
Risk-free interest rate	3.33%	1.63%
Expected volatility	55.67%	55.08%
Expected life of option		10